Investments And Other Dispositions (Narrative) (Detail) (USD $)	12 Months Ended					10 Months Ended	12 Months Ended				12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010	Jun. 27, 2012 Joint Venture Investment, Mexico [Member] Store	Jun. 29, 2011 Joint Venture Investment, Mexico [Member] Store	Apr. 30, 2012 Joint Venture Investment, Brazil [Member]	Jun. 27, 2012 Joint Venture Investment, Brazil [Member]	Jun. 29, 2011 Joint Venture Investment, Brazil [Member] Store	Jun. 27, 2012 Sale Of Macaroni Grill [Member]	Jun. 29, 2011 Sale Of Macaroni Grill [Member]	Jun. 30, 2010 Other Dispositions [Member] Store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants developed					50			5
Capital contribution to the joint venture	$ 3,170,000	$ 2,896,000	$ 0		$ 1,600,000	$ 1,500,000	$ 1,600,000	$ 1,300,000
Number of restaurants operating in joint venture				28
Ownership percentage									15.60%	15.60%
Number of restaurants sold											21
Cash proceeds from divestiture											19,000,000
Other gains and charges, total											$ 2,800,000